UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              44

Form 13F Information Table Value Total:  $      241,978
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Almost Family Ord Shs                       Common         020409108     1710    83698 SH       DEFINED(1)            X      0    0
America's Car-Mart Ord Shs                  Common         03062T105     5718   122343 SH       DEFINED(1)            X      0    0
Arcos Dorados Holdings Ord Shs Class A      Common         G0457F107     1320    99998 SH       DEFINED(1)            X      0    0
Ascent Media Ord Shs Series A               Common         043632108     6052    81295 SH       DEFINED(1)            X      0    0
Banco Santander ADR                         Option         05964H105     2043   300000 SH  CALL DEFINED(1)            X      0    0
Banco Santander ADR                         Option         05964H105     7491  1100000 SH  PUT  DEFINED(1)            X      0    0
Bravo Bria Restaurant Group Ord Shs         Common         10567B109      886    56000 SH       DEFINED(1)            X      0    0
Cablevision Systems Ord Shs Class A         Common         12686C109     4937   330000 SH       DEFINED(1)            X      0    0
Cablevision Systems Ord Shs Class A         Option         12686C109     2992   200000 SH  PUT  DEFINED(1)            X      0    0
Capital Bank Financial Ord Shs Class A      Common         139793103     2481   144851 SH       DEFINED(1)            X      0    0
Colfax Ord Shs                              Common         194014106     4695   100888 SH       DEFINED(1)            X      0    0
Dreamworks Animation SKG Ord Shs Class A    Common         26153C103     5257   277245 SH       DEFINED(1)            X      0    0
Earthlink Ord Shs                           Common         270321102     2176   402152 SH       DEFINED(1)            X      0    0
EchoStar Ord Shs                            Common         278768106    17392   446290 SH       DEFINED(1)            X      0    0
Facebook Class A  Ord Shs                   Common         30303M102     1279    50000 SH       DEFINED(1)            X      0    0
Freescale Semiconductor Ord Shs             Option         G3727Q101     1489   100000 SH  CALL DEFINED(1)            X      0    0
GoodRich Petroleum Corp 5%                  Bond           382410AC2     3998  4000000 SH       DEFINED(1)            X      0    0
GoodRich Petroleum Ord Shares               Option         382410405     1565   100000 SH  CALL DEFINED(1)            X      0    0
Google Inc                                  Common         38259P508     2448     3083 SH       DEFINED(1)            X      0    0
Ingram Micro                                Common         457153104     2372   120510 SH       DEFINED(1)            X      0    0
IntraLinks Holdings Ord Shs                 Common         46118H104     5183   815000 SH       DEFINED(1)            X      0    0
Ishares Russell 2000 Index ETF              Option         464287655    18886   200000 SH  PUT  DEFINED(1)            X      0    0
JC Penney Ord Shs                           Common         708160106     6044   400000 SH       DEFINED(1)            X      0    0
JC Penney Ord Shs                           Option         708160106     3022   200000 SH  CALL DEFINED(1)            X      0    0
Kopin Ord Shs                               Common         500600101      185    50000 SH       DEFINED(1)            X      0    0
Lender Processing Services Ord Shs          Common         52602E102     2673   105000 SH       DEFINED(1)            X      0    0
LHC Group Ord Shs                           Common         50187A107     1437    66827 SH       DEFINED(1)            X      0    0
Live Nation Entertainment Ord Shs           Common         538034109     4948   400000 SH       DEFINED(1)            X      0    0
Live Nation Entertainment Ord Shs           Option         538034109     1237   100000 SH  CALL DEFINED(1)            X      0    0
Markel Ord Shs                              Common         570535104     7401    14700 SH       DEFINED(1)            X      0    0
Market Vectors Gold Miners ETF              Gold Miner ETF 57060U100     1075    28400 SH       DEFINED(1)            X      0    0
Martha Stewart Living Omnimedia Ord Shs
Class A                                     Common         573083102     1320   500000 SH       DEFINED(1)            X      0    0
Marvell Technology Group Ord Shs            Common         G5876H105     1375   130000 SH       DEFINED(1)            X      0    0
Move Ord Shs                                Common         62458M207      598 50001.25 SH       DEFINED(1)            X      0    0
Netflix Ord Shs                             Option         64110L106     4259    22500 SH  PUT  DEFINED(1)            X      0    0
Rackspace Ord Shs                           Option         750086100     3029    60000 SH  PUT  DEFINED(1)            X      0    0
SanDisk Ord Shs                             Common         80004C101     5111    93000 SH       DEFINED(1)            X      0    0
Silver Bay Realty Trust Ord Shs             Common         82735Q102      882    42600 SH       DEFINED(1)            X      0    0
SPDR Gold Shares ETF                        Option         78463V107    78708   509600 SH  CALL DEFINED(1)            X      0    0
SPDR Gold Shares ETF                        Gold ETF       78463V107     5159    33399 SH       SDEFINED(1)           X      0    0
SunTrust Banks Ord Shs                      Common         867914103     4033   140000 SH       DEFINED(1)            X      0    0
True Religion Apparel Ord Shs               Common         89784N104     6157   235800 SH       DEFINED(1)            X      0    0
Vodafone Group Ors Shs                      Common         92857W209      540    19000 SH       DEFINED(1)            X      0    0
Walmart Stores                              Common         931142103      415     5550 SH       DEFINED(1)            X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.